Income Taxes (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of Company's tax payments
Tax payments	$ (16.7)	$ 81.9	$ 130.5
Domestic Tax Authority [Member]
Summary of Company's tax payments
Tax payments	(7.7)	(0.8)	63.0
State and Local Jurisdiction [Member]
Summary of Company's tax payments
Tax payments	(6.8)	2.9	11.8
Foreign Tax Authority [Member]
Summary of Company's tax payments
Tax payments	$ (2.2)	$ 79.8	$ 55.7